   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 14, 1998
                                                    REGISTRATION NOS.: 811-09059

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                ----------------
                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933            [X]
                          PRE-EFFECTIVE AMENDMENT NO.               [ ]
                         POST-EFFECTIVE AMENDMENT NO.               [ ]
                                    AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                       [X]
                                AMENDMENT NO.                       [ ]
                               ----------------
                        DISCOVER BROKERAGE INDEX SERIES
                       (A MASSACHUSETTS BUSINESS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)


      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:


                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                               ----------------
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after the effective date of this registration statement.
                               ----------------
     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT
SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------

                        DISCOVER BROKERAGE INDEX SERIES


                             CROSS-REFERENCE SHEET

                                   FORM N-1A




       ITEM                          CAPTION
      ------                        ----------

PART A                              PROSPECTUS
  1. .............   Cover Page; Back Cover
  2. .............   Investment Objective; Principal Investment Strategies;
                      Principal Risks
  3. .............   Fees and Expenses
  4. .............   Investment Objective; Principal Investment Strategies;
                      Principal Risks; Additional Investment Strategy
                      Information; Additional Risk Information
  5. .............   Not Applicable
  6. .............   Fund Management
  7. .............   Pricing Fund Shares; Buying and Selling Shares; How
                      to Buy Shares; How to Sell Shares; Distributions;
                      Tax Consequences
  8. .............   N/A
  9. .............   Not Applicable

                      STATEMENT OF ADDITIONAL INFORMATION

PART B

     Information required to be included in Part B is set forth under the appropriate caption in Part B of this Registration Statement.


PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

DISCOVER BROKERAGE
S&P 500 FUND
(an investment portfolio of Discover Brokerage Index Series)





     Prospectus



          , 1998


     Discover Brokerage S&P 500 Fund is a no-load stock mutual fund that seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's (Registered Trademark) 500 Composite Stock Price Index.

















     The Securities and Exchange Commission has not approved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                             CONTENTS


The Fund ..............................................  1
  Investment Objective ................................  1
  Principal Investment Strategies .....................  1
  Principal Risks .....................................  1
  Fees and Expenses ...................................  3
  Additional Investment Strategy Information ..........  5
  Additional Risk Information .........................  5
Fund Management .......................................  7
Pricing Fund Shares ...................................  8
Buying and Selling Shares .............................  8
  How to Buy Shares ...................................  9
  How to Sell Shares .................................. 10
Distributions ......................................... 12
Tax Consequences ...................................... 12
  Taxes on Distributions .............................. 13
  Taxes on Sales (Redemptions) ........................ 13

     Along with this Prospectus, please consult the Fund's Statement of Additional Information for information about the Fund.

                                                 Fund Category: Growth & Income


THE FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE



     Discover Brokerage S&P 500 Fund (the "Fund") is a no-load stock mutual fund that seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's (Registered Trademark) 500 Composite Stock Price Index. There is no guarantee that the Fund will achieve this objective.


PRINCIPAL INVESTMENT STRATEGIES


     The Fund will invest at least 80% of its assets in common stocks included in the S&P 500 Index, under normal market conditions. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors "passively" manages the Fund's assets by investing in stocks in approximately the same proportion as they are represented in the Index. For example, if the common stock of a specific company represents five percent of the Index, the Investment Manager typically will invest the same percentage of the Fund's assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States.


     Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends. Some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends.


     In addition to common stocks, the Fund may make other investments. For more information about these investments, see the "Additional Investment Strategy Information" section.


     The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw Hill Companies.


PRINCIPAL RISKS


     The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them.

     A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the issuer, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


     Another risk of investing in the Fund arises from its operation as a "passively" managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund's portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Investment Manager will not sell the Fund's portfolio securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell (redeem) Fund shares.


     The performance of the S&P 500 is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing which will be borne by the Fund and any incremental operating costs borne by the Fund (e.g., management fee, transfer agency and accounting costs).


     The performance of the Fund will depend on how successfully the Investment Manager pursues the Fund's investment strategy, including the Investment Manager's ability to manage cash flows (primarily from purchases and redemptions, and distributions from the Fund's investments), and there is no assurance that the Investment Manager will be successful in this regard. The Fund is also subject to risks from its other permissible investments. For more information about these risks, see the "Additional Risk Information" section.

FEES AND EXPENSES


     The table below briefly describes the Fund's fees and expenses. Shareholder fees are paid directly from your investment, and annual Fund operating expenses are deducted from Fund assets. The Fund does not charge account or exchange fees.



  SHAREHOLDER FEES
  Sales charge (load) imposed on purchases (as
   a percent of offering price) .................    None
  Deferred sales charge (load) (based on the
   offering price or net asset value at
   redemption)* .................................    None
  ANNUAL PORTFOLIO OPERATING EXPENSES
  Management fee ................................         %
  Distribution and service (12b-1) fees .........         %
  Other expenses ................................         %
  Total annual Fund operating expenses ..........         %

* Investors should note that a $25 fee will be charged by Discover Brokerage if shares are held less than 30 days.

EXAMPLE


     This example shows you what expenses you could pay over time, whether you redeemed your shares at the end of each period or left your shares invested. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Your actual costs may be higher or lower. Your costs based on these assumptions would be:



  1 year         3 years     5 years     10 years
  $              $           $           $

ADDITIONAL INVESTMENT STRATEGY INFORMATION


     This section provides additional information concerning the Fund's principal strategies.

     Common Stock. As discussed in the "Principal Investment Strategies" section, the Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in common stocks included in the S&P 500.

     Options and Futures. The Fund may invest in put and call options and futures with respect to the S&P 500 as well as financial instruments, stock and interest rate indexes, and foreign currencies. Options and futures will be used to increase or decrease the Fund's exposure to the stock or bond markets, to generate income, or to seek to protect against decline in securities prices or increases in prices of securities that may be purchased. Generally, the Investment Manager expects to employ stock index futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes.


     Standard & Poor's Depository Receipts ("SPDRs"). The Fund may invest in securities referred to as SPDRs (known as "spiders") that are designed to track the S&P 500 Index. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock.

     Foreign Securities. The Fund may purchase common stocks, including American Depository Receipts, of foreign corporations represented in the S&P 500 Index. The securities of these foreign corporations may be listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Market System.

     Temporary Investments. The Fund also may invest up to 20% of its assets temporarily in money market instruments when the Fund has received cash from the sale of its shares pending investment of the cash, and to have investments that are easily converted to cash to pay Fund shareholders who sell (redeem) Fund shares.

ADDITIONAL RISK INFORMATION


     As discussed in the "Principal Risks" section, a principal risk of investing in the Fund is associated with its common stock investments. This section provides additional information regarding the principal risks of investing in the Fund.

     Options and Futures. The Fund's participation in the options and futures markets involves investment risks to which the Fund would not be subject absent the use of these strategies. If the Investment Manager's predictions of movements in the direction of the stock, currency or interest rate markets are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

     SPDRs. SPDRs, which the Fund may hold, have many of the same risks as direct investments in common stocks. The market value of SPDRs is expected to rise and fall as the S&P 500 Index rises and falls.

     Foreign Securities. The Fund's investments in the common stocks of foreign corporations (including American Depository Receipts) may involve risks in addition to the risks associated with domestic securities. Foreign securities are affected by changes in currency rates. U.S. dollars are generally converted to the local currency to purchase a foreign security; however, the price of Fund shares is quoted and redemption proceeds are paid in U.S. dollars. Because exchange rates fluctuate constantly, the dollar value of an investment can decrease even if the security's price remains unchanged.

     Foreign securities also have risks related to political and economic developments abroad, including possible expropriations or confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Securities of foreign issuers also may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile.

     Year 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and individual and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from service providers, market participants and individual and governmental issuers that they are taking similar steps.


FUND MANAGEMENT


     The Fund has retained the Investment Manager--Morgan Stanley Dean Witter Advisors--to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities.

     The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. The Investment Manager is widely recognized as a leader in the mutual fund industry--with more than $ billion in assets under management or administration. Its main business office is located at Two World Trade Center, New York, New York 10048.

     The Fund is managed within the Investment Manager's Growth Group. Kenton
J. Hinchliffe, Senior Vice President of the Investment Manager and a member of the Investment Manager's Growth and Income Group, is the primary portfolio manager of the Fund and has been a portfolio manager with the Investment Manager for over five years. Mr. Hinchliffe is assisted by Kevin Jung, a Vice President of the Investment Manager, who has been a portfolio manager of the Investment Manager since September, 1997. Prior to joining the Investment Manager, Mr. Jung was a portfolio manager with UBS Asset Management, Inc.

     The Fund pays the Investment Manager a monthly management fee at an annual
rate of    % as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets.

PRICING FUND SHARES


     Net Asset Value. The price of Fund shares, called net asset value, is based on the value of the Fund's portfolio securities. The net asset value is calculated every business day at the close of trading on the New York Stock Exchange, normally at 4 p.m. Eastern Standard Time. Shares will not be priced on days that the New York Stock Exchange is closed.

     The value of the Fund's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.

     An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the cost does not reflect the securities' market value, in which case these securities will be valued at their fair value.


BUYING AND SELLING SHARES


     Opening and Maintaining a Discover Brokerage Account. You may purchase shares only if you have an account with Discover Brokerage Direct ("Discover Brokerage"). If you do not have a Discover Brokerage account you must open one prior to or in connection with your purchase order. You may open a Discover Brokerage account by completing and signing an account application. The minimum account size is generally $2,000 but will be reduced for accounts opened in connection with an investment in the Fund to the minimum initial investments described below. Mail the account application together with your check and any other required documents to the address indicated on the application.


     Purchase Price. You pay no sales charge to invest in the Fund. Your order will be priced at the next net asset value calculated after your order is accepted by Discover Brokerage. Existing Discover Brokerage investors must have sufficient assets in their Discover Brokerage account to buy shares in the Fund.

     Initial Investments. The minimum initial investment in the Fund is generally $1,000. The minimum initial investment is $500 for (i) IRA and other Discover Brokerage sponsored-retirement plans and custodial accounts and (ii) investments under an Automatic Investment Plan (described later in this section) that will exceed $1,000 in purchases during the first 12 months.

     Subsequent Investments. Additional investments must be at least $100.


HOW TO BUY SHARES

     Through your Discover Brokerage account you may use the following methods to purchase shares:


By Telephone:

  o  Call (888) 543-9194

  o Provide the Required Purchase Information (described later in this section)


By Mail:

  o  Write a letter of instruction that includes:

  o  The Required Purchase Information (described later in this section)

  o  The signature of each owner as it appears on the account

  o  Make your check payable to Discover Brokerage Direct

  o  Mail to:

     Discover Brokerage Direct
     P.O. Box 7037
     San Francisco, CA 94120-7037

For overnight deliveries:

     Discover Brokerage Direct
     333 Market Street
     Suite 2500
     San Francisco, CA 94105


 Once you mail your letter, you may not modify or cancel your instructions.


Over the Internet:

  o  Access your account at
     http://www.discoverbrokerage.com

  o Provide the Required Purchase Information (described later in this section)

  o  Refer to the Discover Brokerage Internet Trading Guide for details


     Required Purchase Information. You must provide the following information in connection with any purchase by telephone, mail or over the Internet:

  o  Your Discover Brokerage account number

  o  The name of the Fund in which you wish to invest

  o  The amount you wish to invest

  o  The distribution option you have selected


     Discover Brokerage's Automatic Investment Plan. You can elect to make automatic investments in any amount from $100 to $5,000. Under the Automatic Investment Plan provided by Discover Brokerage, investments may be made monthly, quarterly or semi-annually. You may elect to use the uninvested cash in your Discover Brokerage account to make these investments or use the proceeds of redemption of shares of the money market fund linked to your Discover Brokerage account.

     Selecting a Distribution Option. You may select from the three distribution options listed below when you first become a shareholder in the Fund. If you already are a shareholder and wish to change your distribution option, please call (888) 543-9194.

     1) Automatic Reinvestment: Both income and dividends and any capital gains distributions will be reinvested in additional shares of the Fund. This option will be selected automatically unless you specify another option. If you are purchasing shares through Discover Brokerage's Automatic Investment Plan, you must choose this distribution option.

     2) Cash Dividends, Reinvested Capital Gains: Income dividends will be paid in cash, and any capital gains will be reinvested in additional shares of your Fund.


     3) All Cash: Income dividends and any capital gains distribution will both be paid in cash.

HOW TO SELL SHARES

     You may sell (redeem) your shares at any time. Your shares will be sold at the net asset value next calculated after your sell order is accepted by Discover Brokerage. A $25 fee will be charged by Discover Brokerage if shares are held less than 30 days. You may use the following methods to sell your shares:

By Telephone:

  o  Call (888) 543-9194

  o Provide the Required Redemption Information (described later in this section)


By Mail:

  o  Write a letter of instruction that includes:

  o  The Required Redemption Information (described later in this section)

  o  The signature of each owner as it appears on the account

 o  Mail to:

     Discover Brokerage Direct
     P.O. Box 7037
     San Francisco, CA 94120-7037


For overnight deliveries:

     Discover Brokerage Direct
     333 Market Street
     Suite 2500
     San Francisco, CA 94105


 Once you mail your letter, you may not modify or cancel your instructions.


Over the Internet:

  o  Access your account at:
     http://www.discoverbrokerage.com


  o  Provide the Redemption Information

  o  Refer to the Discover Brokerage Internet Trading Guide for details


     Required Redemption Information. You must provide the following information in connection with any redemption by telephone, mail or over the
Internet:

  o  Your Discover Brokerage account number

  o  The name of the Fund

  o  The number of shares you want to sell

     Payment for Sold (Redeemed) Shares. Payment for redeemed shares will be credited directly to your Discover

Brokerage account no later than 7 days after Discover Brokerage Direct receives your sell instructions in proper form. Proceeds will then be held in your Discover Brokerage account or mailed to you depending on the account standing instructions you have selected. For information on how to wire funds from the Discover Brokerage account to your bank, call (888) 543-9194.


     Payment may be postponed or the right of redemption suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (usually not more than fifteen days).


DISTRIBUTIONS

     As a Fund shareholder, you are entitled to your share of the Fund's income and gains on its investments. The Fund passes substantially all of its net earnings along to its investors as "distributions."


     The Fund earns income from stocks and interest from fixed income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts are passed along as "capital gain distributions."


     Normally, income dividends and short-term capital gains are distributed to shareholders at least annually. Any other capital gains are distributed in December; if a second capital gain distribution is necessary, it is paid in the following year. The Fund, however, may retain and reinvest any long-term capital gains.


TAX CONSEQUENCES

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

     Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

  o  The Fund makes distributions, and

  o  You sell (redeem) Fund shares.


TAXES ON DISTRIBUTIONS


     Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any other capital gain distributions are taxable at different rates depending upon the length of time the Fund holds its portfolio securities, no matter how long you have owned shares in the Fund.

     Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.



TAXES ON SALES (REDEMPTIONS)


     Your sale (redemption) of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax.

     When you open your Fund account, you should provide your Social Security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of thirty-one percent on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.


ADDITIONAL INFORMATION


     Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders.
In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, please call:


     (888) 543-9194 (toll-free)


     You also may obtain information about the Fund by visiting our Internet site at:

                       HTTP://WWW.DISCOVERBROKERAGE.COM


     Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


Discover Brokerage Index Series--Discover Brokerage S&P 500 Fund; Investment Company Act file no. 811-09059)

STATEMENT OF ADDITIONAL INFORMATION
     , 1998

                                                     DISCOVER BROKERAGE
                                                     S&P 500 FUND
                                                     (AN INVESTMENT PORTFOLIO
                                                     OF DISCOVER BROKERAGE
                                                     INDEX SERIES)

-----------------------------------------------------------------------------

   This Statement of Additional Information is not a Prospectus. The
Prospectus (dated    , 1998) for the Discover Brokerage S&P 500 Fund (the
"Fund"), may be obtained without charge from the Fund at its address or
telephone numbers listed below or from     .

Discover Brokerage S&P 500 Fund
Two World Trade Center
New York, New York 10048
(Insert Phone Numbers)

TABLE OF CONTENTS
-----------------------------------------------------------------------------

 I.        Fund History ...............................................................      4

II.        Description of the Fund and its Investments and Risks.......................      4
           A. Classification...........................................................      4
           B. Investment Strategies and Risks..........................................      4
           C. Fund Policies/Investment Restrictions ...................................      8

III.       Management of the Fund......................................................      9
           A. Board of Trustees........................................................      9
           B. Management Information ..................................................      9
           C. Compensation ............................................................     12

IV.        Control Persons and Principal Holders of Securities ........................     12

V.         Investment Management and Other Services ...................................     12
           A. Investment Manager ......................................................     12
           B. Principal Underwriter ...................................................     13
           C. Services Provided by the Investment Manager and Fund Expenses Paid by
               Third Parties ..........................................................     13
           D. Other Service Providers .................................................     14

VI.        Brokerage Allocation and Other Practices....................................     15
           A. Brokerage Transactions ..................................................     15
           B. Commissions..............................................................     15
           C. Brokerage Selection .....................................................     15

VII.       Capital Stock...............................................................     15

VIII.      Purchase of Shares and Offering Price.......................................     16
           A. Purchase of Shares.......................................................     16
           B. Offering Price ..........................................................     16
           C. Tax Considerations ......................................................     17

IX.        Underwriters ...............................................................     19

X.         Calculation of Performance Data ............................................     19

XI.        Financial Statements........................................................     19

                      GLOSSARY OF SELECTED DEFINED TERMS

   The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).

"Dean Witter Reynolds" -- Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW & Co.

"Discover Brokerage Direct" -- Discover Brokerage Direct, Inc., a wholly-owned broker-dealer subsidiary of MSDW & Co.

"Distributor" -- Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW & Co.

"Financial Advisors" -- Dean Witter Reynolds authorized financial services representatives.

"Fund" -- Morgan Stanley Dean Witter American Value Fund, a registered open-end investment company.

"Investment Manager" -- Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW & Co.

"Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW & Co.

"Morgan Stanley Dean Witter Funds" -- Mutual funds and closed-end funds for which the Investment Manager serves as the investment advisor.

"MSDW & Co." -- Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"Services Company" -- Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"Transfer Agent" -- Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW & Co.

"Trustees" -- The Board of Trustees of the Fund.

I. FUND HISTORY
-----------------------------------------------------------------------------

   Discover Brokerage Index Series (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust on October 13, 1998. Discover Brokerage S&P 500 Fund (the "Fund") is the first investment portfolio of the Trust. Additional investment portfolios may be offered in the future.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
-----------------------------------------------------------------------------

A. CLASSIFICATION

   The Fund is a no-load, open-end, diversified management investment company whose investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index.

B. INVESTMENT STRATEGIES AND RISKS

   The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."

   ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Fund is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 Index which is determined, composed and calculated by Standard & Poor's without regard to the Fund. Standard & Poor's has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance of sale of shares of the Fund. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund.

   Standard & Poor's does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and Standard & Poor's shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. Standard & Poor's makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

   STOCK INDEX FUTURES CONTRACTS. As discussed in the Prospectus, the Fund may invest in stock index futures contracts. An index futures contract sale creates an obligation by the Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account.

   The Fund is required to maintain margin deposits with brokerage firms through which it effects index futures. Currently, the initial margin requirements range from 3% to 10% of the contract amount for index futures. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

   At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

   Stock index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of equity security and the same delivery date. If the sales price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

   LIMITATIONS ON FUTURES CONTRACTS. The Fund may not enter into futures contracts if, immediately thereafter, the amount committed to initial margin exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into. However, there is no overall limitation on the percentage of the Fund's assets which may be subject to a hedge position. Except as described above and in the Prospectus, there are no other limitations on the use of futures by the Fund.

   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. The Fund may sell a futures contract to protect against the decline in the value of securities held by the Fund. However, it is possible that the futures market may advance and the value of securities held in the portfolio of the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

   If the Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy, and the value of such securities decreases, then the Investment Manager may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

   If the Fund maintains a short position in a futures contract, it will cover this position by holding, in a segregated account, cash, U.S. Government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the index).

   In addition, if the Fund holds a long position in a futures contract, it will hold cash, U. S. Government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

   Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

   In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Investment Manager.

   There may exist an imperfect correlation between the price movements of a futures contract purchased by the Fund and the movements in the prices of the securities which are the subject of the contract. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the securities and futures markets could result. Price distortions in the normal relationship between the securities and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of stock price of interest rate trends by the Investment Manager may still not result in a successful hedging transaction.

   There is no assurance that a liquid secondary market will exist for futures contracts in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

   STANDARD & POOR'S DEPOSITORY RECEIPTS ("SPDRS"). SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs listed on the American Stock Exchange.

   The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Fund Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities") of the S&P 500 Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P 500 Index and the net asset value of a Fund Deposit.

   SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Fund Deposit required of an investor wishing to purchase a Creation Unit that day.

   The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs.

   REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

   While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

   LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

   A loan may be terminated by the borrower on one business day's notice, or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

   When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

   At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such securities purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also segregate cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

   WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the Fund of the Fund until the Investment Manager determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also segregate cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

   The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 10% of the value of the Fund's net assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

   The investment restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

   The Fund may not:

   1. With respect to 75% of its total assets invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

   2. With respect to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

   3. Invest more than 25% of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to cash equivalents.

   4. Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

   5. Purchase or sell commodities except that the Fund may purchase or sell (write) futures contracts and related options.

   6. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

   7. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction
      (10). For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

   8. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities, (d) purchasing or selling options and futures,
      (e) purchasing securities on a when-issued or forward commitment basis.

   9. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; or
      (c) by lending its portfolio securities.

   10. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

   11. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

   12. Purchase securities of other investment companies (including SPDRS) unless if immediately thereafter not more than (a) 5% of the Fund's total assets would be invested in such company; and (b) 10% of the Fund's total assets would be invested in such securities. Investments in connection with a merger, consolidation, reorganization or acquisition of assets are not subject to this restriction.

   As a non-fundamental policy the Fund may not:

   1. Invest for the purpose of exercising control or management of any other issuer.

   2. Make short sales.

   Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
-----------------------------------------------------------------------------

A. BOARD OF TRUSTEES

   The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

   Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION

   [TRUSTEES AND OFFICERS. The Board of the Fund consists of      (  )
Trustees.]

   The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager are shown below:

  NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
--------------------------------------------  -------------------------------------------------------
Charles A. Fiumefreddo* (65)................  Chairman, Director or Trustee, President and Chief Executive
Chairman of the Board, President,             Officer of the Morgan Stanley Dean Witter Funds; Chairman,
Chief Executive Officer and Trustee           Chief Executive Officer and Trustee of the TCW/DW Funds;
Two World Trade Center                        formerly Chairman, Chief Executive Officer and Director of
New York, New York                            the Investment Manager, the Distributor and Services Company,
                                              Executive Vice President and Director of Dean Witter Reynolds,
                                              Chairman and Director of the Transfer Agent, and Director
                                              and/or officer of various MSDW subsidiaries (until June,
                                              1998).
Barry Fink (43).............................  Senior Vice President (since March, 1997), Secretary and
Vice President, Secretary                     General Counsel (since February, 1997) and Director (since
 and General Counsel                          July, 1998) of the Investment Manager and Services Company;
Two World Trade Center                        Senior Vice President (since March, 1997) and Assistant
New York, New York                            Secretary and Assistant General Counsel (since February,
                                              1997) of the Distributor; Assistant Secretary of Dean Witter
                                              Reynolds (since August, 1996); Vice President, Secretary
                                              and General Counsel of the Morgan Stanley Dean Witter Funds
                                              and the TCW/DW Funds (since February, 1997); previously First
                                              Vice President (June, 1993-February, 1997), Vice President
                                              (until June, 1993) and Assistant Secretary and Assistant
                                              General Counsel of the Investment Manager and Services Company
                                              and Assistant Secretary of the Morgan Stanley Dean Witter
                                              Funds and the TCW/DW Funds.
Thomas F. Caloia (52).......................  First Vice President and Assistant Treasurer of the Investment
Treasurer                                     Manager and Services Company; Treasurer of the Morgan Stanley
Two World Trade Center                        Dean Witter Funds and the TCW/DW Funds.
New York, New York

------------
* Denotes Trustees who are "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

   In addition, Mitchell M. Merin, President, Chief Executive Officer and Director of the Investment Manager and Services Company, Chairman and Director of the Distributor and the Transfer Agent, Executive Vice President and Director of DWR, and Director of SPS Transaction Services, Inc. and various other Morgan Stanley Dean Witter subsidiaries, Robert M. Scanlan, President, Chief Operating Officer and Director of the Investment Manager and Services Company, Executive Vice President of the Distributor and the Transfer Agent and Director of the Transfer Agent, Ronald E. Robison, Executive Vice President and Chief Administrative Officer of MSDW Advisors, Robert S. Giambrone, Senior Vice President of the Investment Manager, Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, and Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and Kenton J. Hinchliffe, Ira N.

Ross, Paul D. Vance, Senior Vice Presidents of the Investment Manager and Michelle Kaufman, Vice President of the Investment Manager, are Vice Presidents of the Fund. In addition, Marilyn K. Cranney and Carsten Otto, First Vice Presidents and Assistant General Counsels of the Investment Manager and Services Company, Frank Bruttomesso, Lou Anne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of the Investment Manager and Services Company, and Todd Lebo, a staff attorney with the Investment Manager, are Assistant Secretaries of the Fund.

   INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Fund seeks as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Fund's Board, such individuals may reject other attractive assignments because the Fund makes substantial demands on their time. Indeed, by serving on the Fund's Board, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so. All of the Independent
Trustees serve as members of the Audit Committee.      of them also serve as
members of the Derivatives Committee. In addition,      of the Trustees,
including      Independent Trustees, serve as members of the Insurance
Committee.

   The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of Fund securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution.

   The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

   The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

   Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

   TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

   It is estimated that the compensation paid to each Independent Trustee during the first fiscal year of the Fund will be the amount shown in the following table.

                              FUND COMPENSATION
                                 (ESTIMATED)

                                     AGGREGATE
                                    COMPENSATION
  NAME OF INDEPENDENT TRUSTEE      FROM THE FUND
-------------------------------  -----------------
 ...............................        $
 ...............................
 ...............................
 ...............................
 ...............................
 ...............................
 ...............................

   The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for
services to the    Morgan Stanley Dean Witter Funds.

           CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS

                                                 FOR SERVICE AS
                                                  CHAIRMAN OF
                           FOR SERVICE AS        COMMITTEES OF
                             DIRECTOR OR          INDEPENDENT
                             TRUSTEE AND       DIRECTORS/TRUSTEES      TOTAL CASH
                              COMMITTEE            AND AUDIT          COMPENSATION
                             MEMBER OF             COMMITTEES         FOR SERVICES
                           MORGAN STANLEY         OF   MORGAN          TO   MORGAN
         NAME OF             DEAN WITTER          STANLEY DEAN        STANLEY DEAN
  INDEPENDENT TRUSTEE           FUNDS             WITTER FUNDS        WITTER FUNDS
-----------------------  ------------------ ----------------------  ----------------
 .......................        $                       --                $
 .......................                                --
 .......................                              $
 .......................                                --
 .......................                                --
 .......................                                --
 .......................                                --
 .......................

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
-----------------------------------------------------------------------------

   [5% ownership list]

   As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
-----------------------------------------------------------------------------

A. INVESTMENT MANAGER

   The Investment Manager of the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a Delaware corporation ("MSDW & Co."). MSDW & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

   Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of Fund securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of
the Fund determined as of the close of each business day:    % of average
daily net assets.

   The Investment Manager has retained its wholly-owned subsidiary, Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

   The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Discover Brokerage Direct, Inc. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW & Co.

   The Trustees, including a majority of the Independent Trustees, approved the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution
Agreement has an initial term ending          and will remain in effect from
year to year thereafter if approved by the Trustees.

   The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing, advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

   The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

   The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of Fund securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

   Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

   Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. Such expenses include, but are not limited to: charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

   The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

   The Management Agreement has an initial term ending          and will
remain in effect from year to year thereafter, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.

D. OTHER SERVICE PROVIDERS

   (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

   The Transfer Agent is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311. Discover Brokerage Direct maintains an omnibus account with the Transfer Agent and performs sub-accounting services with respect thereto. The principal business address of Discover Brokerage Direct is 333 Market Street, Suite 2500, San Francisco, CA 94105.

   (2) CUSTODIAN AND ACCOUNTANTS

   The Bank of New York is the custodian of the Fund's assets. Any of the Fund's cash balances with the custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

                              serves as the independent accountants of the
Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

   (3) AFFILIATED PERSONS

   Both the Transfer Agent and Discover Brokerage Direct are affiliates of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include disbursing cash dividends and reinvesting dividends, and handling purchase and redemption transactions. For these services, the Transfer Agent receives a per account fee from the Fund.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
-----------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

   Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

B. COMMISSIONS

   Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any Fund transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

C. BROKERAGE SELECTION

   The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective Fund management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

   In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

   The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of Fund holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolio of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager may utilize a pro rata allocation process based on the size of the funds involved and the number of shares available from the public offering.

VII. CAPITAL STOCK
-----------------------------------------------------------------------------

   The Declarations of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed funds) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). However, the Trustees have not presently authorized any such additional series or classes of shares.

   The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

   Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

VIII. PURCHASE OF SHARES AND OFFERING PRICE
-----------------------------------------------------------------------------

A. PURCHASE OF SHARES

   Information concerning how Fund shares are offered to the public (and how they are redeemed) is provided in the Fund's Prospectus.

B. OFFERING PRICE

   The price of Fund shares, called net asset value, is based on the value of the Fund's portfolio securities.

   Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

   Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

C. TAX CONSIDERATIONS

   The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

   TAXATION OF THE FUND. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

   The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains and shareholders at year-end will be able to claim their share of the income tax paid by the Fund as a credit against their individual federal income tax.

   Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

   Gains or losses on the Fund's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.

   Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of Fund securities if necessary. If a distribution of cash necessitates the liquidation of Fund securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

   TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

   Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act of 1997 reduced the maximum tax on long-term capital gains applicable to individuals from 28% to 20%.

   Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31.

   Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.

   After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.

   PURCHASES AND REDEMPTIONS OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

   In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

   Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

   If a shareholder realizes a loss on the redemption or exchange of the a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

IX. UNDERWRITERS
-----------------------------------------------------------------------------

   The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter."

X. CALCULATION OF PERFORMANCE DATA
-----------------------------------------------------------------------------

   From time to time, the Fund may quote its "total return" in advertisements and sales literature. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.

   In addition, the Fund may advertise its total return for over different periods of time by means of aggregate, average, year-by-year or other types of total return figures.

   In addition, the Fund may compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result.

   The fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be.

   The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

XI. FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

   EXPERTS.  The financial statements of the Fund for the fiscal year ended included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of

                                  * * * * *

   This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

                        DISCOVER BROKERAGE INDEX SERIES

                            PART C OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

      (a)  Financial Statements

           None

      b) Exhibits:

      1.   --    Declaration of Trust of Registrant

      2.   --    By-Laws of the Registrant

      3.   --    None

      4.   --    Not Applicable

      5.   --    Form of Investment Management Agreement between Registrant and Morgan Stanley Dean Witter Advisors Inc.*

      6.(a)-- Form of Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors Inc. *

        (b)--    Form of Selected Dealer Agreement*

        (c)--    None

      7.   --    None

      8.(a)--    Form of Custodian Agreement.*

        (b)-- Form of Transfer Agency and Service Agreement between Registrant and Morgan Stanley Dean Witter Trust FSB.*

      9.   --    Form of Services Agreement between Morgan Stanley Dean Witter
                 Advisors Inc. and Morgan Stanley Dean Witter Services
                 Company Inc.*

     10.(a)--    Opinion of Barry Fink, Esq. *

        (b)--    Opinion of Lane Altman & Owens LLP *

     11.   --    Consent of Independent Accountants *

     12.   --    None

     13.   --    Investment Letter of Morgan Stanley Dean Witter Advisors Inc.*

     14.   --    None

     15.   --    None

     16.   --    Schedules for Computation of Performance Quotations - to be
                 filed with the first Post-Effective Amendment

     27.   --    Financial Data Schedules *

 Other (a) --    Powers of Attorney *

--------------
*  To be filed by amendment.


Item 25. Persons Controlled by or Under Common Control With Registrant.

         Prior to the effectiveness of this Registration Statement, the Registrant will sell 10,000 of its shares of beneficial interest to Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation. Morgan Stanley Dean Witter Advisors Inc. is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a Delaware corporation, that is a balanced financial services organization providing a broad range of nationally marketed credit and investment products.

Item 26. Number of Holders of Securities.

              (1)                                         (2)
                                                Number of Record Holders
         Title of Class                         at                , 1998
         --------------                         ------------------------

         Share of Beneficial Interest


Item 27. Indemnification

         Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

         Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

         Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. Business and Other Connections of Investment Advisor

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Fund is Two World Trade Center, New York, New York 10048.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------
(1)   Dean Witter Government Income Trust
(2)   High Income Advantage Trust
(3)   High Income Advantage Trust II
(4)   High Income Advantage Trust III
(5)   InterCapital California Insured Municipal Income Trust
(6)   InterCapital California Quality Municipal Securities
(7)   InterCapital Income Securities Inc.
(8)   InterCapital Insured California Municipal Securities
(9)   InterCapital Insured Municipal Bond Trust
(10)  InterCapital Insured Municipal Income Trust
(11)  InterCapital Insured Municipal Securities
(12)  InterCapital Insured Municipal Trust
(13)  InterCapital New York Quality Municipal Securities
(14)  InterCapital Quality Municipal Income Trust
(15)  InterCapital Quality Municipal Investment Trust
(16)  InterCapital Quality Municipal Securities
(17)  Municipal Income Opportunities Trust
(18)  Municipal Income Opportunities Trust II
(19)  Municipal Income Opportunities Trust III
(20)  Municipal Income Trust
(21)  Municipal Income Trust II
(22)  Municipal Income Trust III
(23)  Municipal Premium Income Trust
(24)  Morgan Stanley Dean Witter Prime Income Trust

Open-end Investment Companies
-----------------------------
(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Money Trust
(4)   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter American Value Fund
(6)   Morgan Stanley Dean Witter Balanced Growth Fund
(7)   Morgan Stanley Dean Witter Balanced Income Fund
(8)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(9)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(10)  Morgan Stanley Dean Witter Capital Appreciation Fund
(11)  Morgan Stanley Dean Witter Capital Growth Securities
(12)  Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"

(13)  Morgan Stanley Dean Witter Convertible Securities Trust
(14)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)  Morgan Stanley Dean Witter Diversified Income Trust
(16)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)  Morgan Stanley Dean Witter Equity Fund
(18)  Morgan Stanley Dean Witter European Growth Fund Inc.
(19)  Morgan Stanley Dean Witter Federal Securities Trust
(20)  Morgan Stanley Dean Witter Financial Services Trust
(21)  Morgan Stanley Dean Witter Fund of Funds
(22)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(24)  Morgan Stanley Dean Witter Global Utilities Fund
(25)  Morgan Stanley Dean Witter Growth Fund
(26)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(27)  Morgan Stanley Dean Witter Health Sciences Trust
(28)  Morgan Stanley Dean Witter High Yield Securities Inc.
(29)  Morgan Stanley Dean Witter Income Builder Fund
(30)  Morgan Stanley Dean Witter Information Fund
(31)  Morgan Stanley Dean Witter Intermediate Income Securities
(32)  Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(33)  Morgan Stanley Dean Witter International SmallCap Fund
(34)  Morgan Stanley Dean Witter Japan Fund
(35)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)  Morgan Stanley Dean Witter Market Leader Trust
(38)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)  Morgan Stanley Dean Witter Mid-Cap Growth Fund
(40)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(45)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(46)  Morgan Stanley Dean Witter S&P 500 Index Fund
(47)  Morgan Stanley Dean Witter S&P 500 Select Fund
(48)  Morgan Stanley Dean Witter Select Dimensions Investment Series
(49)  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(50)  Morgan Stanley Dean Witter Short-Term Bond Fund
(51)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(52)  Morgan Stanley Dean Witter Special Value Fund
(53)  Morgan Stanley Dean Witter Strategist Fund
(54)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(55)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(56)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(57)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(58)  Morgan Stanley Dean Witter Utilities Fund
(59)  Morgan Stanley Dean Witter Value-Added Market Series
(60)  Morgan Stanley Dean Witter Value Fund
(61)  Morgan Stanley Dean Witter Variable Investment Series
(62)  Morgan Stanley Dean Witter World Wide Income Trust

            The term "TCW/DW Funds" refers to the following registered investment companies:

Open-End Investment Companies
-----------------------------
(1)   TCW/DW Emerging Markets Opportunities Trust
(2)   TCW/DW Global Telecom Trust
(3)   TCW/DW Income and Growth Fund
(4)   TCW/DW Latin American Growth Fund
(5)   TCW/DW Mid-Cap Equity Trust
(6)   TCW/DW North American Government Income Trust
(7)   TCW/DW Small Cap Growth Fund
(8)   TCW/DW Total Return Trust

Closed-End Investment Companies
-------------------------------
(1)   TCW/DW Term Trust 2000
(2)   TCW/DW Term Trust 2002
(3)   TCW/DW Term Trust 2003

NAME AND POSITION         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      -----------------------------------------------------

Mitchell M. Merin         Chairman and Director of Morgan Stanley Dean Witter
President, Chief          Distributors Inc. ("MSDW Distributors") and Morgan
Executive Officer and     Stanley Dean Witter Trust FSB ("MSDW Trust");
Director                  President, Chief Executive Officer and Director of
                          Morgan Stanley Dean Witter Services Company Inc.
                          ("MSDW Services"); Executive Vice President and
                          Director of Dean Witter Reynolds Inc. ("DWR");
                          Director of SPS Transaction Services, Inc. and various other Morgan Stanley Dean Witter & Co.
                          ("MSDW") subsidiaries.

Thomas C. Schneider       Executive Vice President and Chief Strategic and
Executive Vice            Administrative Officer of MSDW; Executive Vice
President and Chief       President and Chief Financial Officer of MSDW
Financial Officer         Services; Director of DWR and MSDW.

Robert M. Scanlan         President, Chief Operating Officer and Director of
President, Chief          MSDW Services, Executive Vice President of MSDW
Operating Officer         Distributors; Executive Vice President and Director
and Director              of MSDW Trust; Vice President of the Morgan Stanley
                          Dean Witter Funds and the TCW/DW Funds.

Joseph J. McAlinden       Vice President of the Morgan Stanley Dean Witter
Executive Vice President  Funds and Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison
Executive Vice President
and Chief Administrative
Officer

NAME AND POSITION         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      -----------------------------------------------------

Edward C. Oelsner, III
Executive Vice President

Barry Fink                Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,    Secretary, General Counsel and Director of MSDW
Secretary, General        Services; Senior Vice President, Assistant Secretary
Counsel and Director      and Assistant General Counsel of MSDW Distributors;
                          Vice President, Secretary and General Counsel of the
                          Morgan Stanley Dean Witter Funds and the TCW/DW
                          Funds.

Peter M. Avelar           Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Mark Bavoso               Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Richard Felegy
Senior Vice President

Edward F. Gaylor          Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Robert S. Giambrone       Senior Vice President of MSDW Services, MSDW
Senior Vice President     Distributors and MSDW Trust and Director of MSDW
                          Trust; Vice President of the Morgan Stanley Dean
                          Witter Funds and the TCW/DW Funds.

Rajesh Gupta              Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Kenton J. Hinchliffe      Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Kevin Hurley              Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones          Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

John B. Kemp, III         President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny         Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

NAME AND POSITION         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      -----------------------------------------------------

Jonathan R. Page          Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Ira N. Ross               Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Guy G. Rutherfurd, Jr.    Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Rochelle G. Siegel        Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Jayne M. Stevlingson      Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Paul D. Vance             Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Elizabeth A. Vetell
Senior Vice President

James F. Willison         Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Ronald J. Worobel         Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Douglas Brown
First Vice President

Thomas F. Caloia          First Vice President and Assistant Treasurer of MSDW
First Vice President      Services; Assistant Treasurer of MSDW Distributors;
and Assistant             Treasurer and Chief Financial Officer of the Morgan
Treasurer                 Stanley Dean Witter Funds and the TCW/DW Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney        Assistant Secretary of DWR; First Vice President and
First Vice President      Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary   Secretary of the Morgan Stanley Dean Witter Funds and
                          the TCW/DW Funds.

NAME AND POSITION         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      -----------------------------------------------------

Salvatore DeSteno         Vice President of MSDW Services.
First Vice President

Michael Interrante        First Vice President and Controller of MSDW Services;
First Vice President      Assistant Treasurer of MSDW Distributors; First Vice
and Controller            President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Carsten Otto              First Vice President and Assistant Secretary of MSDW
First Vice President      Services; Assistant Secretary of the Morgan Stanley
and Assistant Secretary   Dean Witter Funds and the TCW/DW Funds.

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri            Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso         Vice President and Assistant Secretary of MSDW
Vice President and        Services; Assistant Secretary of the Morgan Stanley
Assistant Secretary       Dean Witter Funds and the TCW/DW Funds.

Ronald Caldwell
Vice President

NAME AND POSITION         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      -----------------------------------------------------

Joseph Cardwell
Vice President

Philip Casparius
Vice President

David Dineen              Vice President of Dean Witter Global Asset Allocation
Vice President            Fund.

Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Sandra Grossman
Vice President

Peter W. Gurman
Vice President

Matthew Haynes            Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Peter Hermann             Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

NAME AND POSITION         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      -----------------------------------------------------

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

James P. Kastberg
Vice President

Michelle Kaufman          Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Paula LaCosta             Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Thomas Lawlor
Vice President

Gerard J. Lian            Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco      Vice President of Morgan Stanley Dean Witter Natural
Vice President            Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis        Vice President and Assistant Secretary of MSDW
Vice President and        Services; Assistant Secretary of the Morgan Stanley
Assistant Secretary       Dean Witter Funds and the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

NAME AND POSITION         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      -----------------------------------------------------

Mary Beth Mueller
Vice President

David Myers               Vice President of Morgan Stanley Dean Witter Natural
Vice President            Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti
Vice President

Anne Pickrell             Vice President of various  Morgan Stanley Dean Witter
Vice President            Funds.

Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti           Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Ruth Rossi                Vice President and Assistant Secretary of MSDW
Vice President and        Services; Assistant Secretary of the Morgan Stanley
Assistant Secretary       Dean Witter Funds and the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Peter J. Seeley           Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Robert Stearns
Vice President

Julie Morrone
Vice President

NAME AND POSITION         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      -----------------------------------------------------

Naomi Stein
Vice President

Kathleen H. Stromberg     Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss               Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

John Wong
Vice President


Item 29. Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Morgan Stanley Dean Witter American Value Fund
(6)  Morgan Stanley Dean Witter Balanced Growth Fund
(7)  Morgan Stanley Dean Witter Balanced Income Fund
(8)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(9)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(10) Morgan Stanley Dean Witter Capital Appreciation Fund
(11) Morgan Stanley Dean Witter Capital Growth Securities
(12) Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13) Morgan Stanley Dean Witter Convertible Securities Trust
(14) Morgan Stanley Dean Witter Developing Growth Securities Trust
(15) Morgan Stanley Dean Witter Diversified Income Trust
(16) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17) Morgan Stanley Dean Witter Equity Fund
(18) Morgan Stanley Dean Witter European Growth Fund Inc.
(19) Morgan Stanley Dean Witter Federal Securities Trust

(20) Morgan Stanley Dean Witter Financial Services Trust
(21) Morgan Stanley Dean Witter Fund of Funds
(22) Morgan Stanley Dean Witter Global Dividend Growth Securities
(23) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(24) Morgan Stanley Dean Witter Global Utilities Fund
(25) Morgan Stanley Dean Witter Growth Fund
(26) Morgan Stanley Dean Witter Hawaii Municipal Trust
(27) Morgan Stanley Dean Witter Health Sciences Trust
(28) Morgan Stanley Dean Witter High Yield Securities Inc.
(29) Morgan Stanley Dean Witter Income Builder Fund
(30) Morgan Stanley Dean Witter Information Fund
(31) Morgan Stanley Dean Witter Intermediate Income Securities
(32) Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(33) Morgan Stanley Dean Witter International SmallCap Fund
(34) Morgan Stanley Dean Witter Japan Fund
(35) Morgan Stanley Dean Witter Limited Term Municipal Trust
(36) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37) Morgan Stanley Dean Witter Market Leader Trust
(38) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(40) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(45) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(46) Morgan Stanley Dean Witter Prime Income Trust
(47) Morgan Stanley Dean Witter S&P 500 Index Fund
(48) Morgan Stanley Dean Witter S&P 500 Select Fund
(49) Morgan Stanley Dean Witter Short-Term Bond Fund
(50) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51) Morgan Stanley Dean Witter Special Value Fund
(52) Morgan Stanley Dean Witter Strategist Fund
(53) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56) Morgan Stanley Dean Witter U.S. Government Securities Trust
(57) Morgan Stanley Dean Witter Utilities Fund
(58) Morgan Stanley Dean Witter Value-Added Market Series
(59) Morgan Stanley Dean Witter Value Fund
(60) Morgan Stanley Dean Witter Variable Investment Series
(61) Morgan Stanley Dean Witter World Wide Income Trust
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 28 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Except for Mr. Purcell, none of the following persons has any position or office with the Registrant. Mr. Purcell is a Trustee of the Registrant.

Name                    Positions and Office with MSDW Distributors
----                    -------------------------------------------

Richard M. DeMartini    Director

Christine Edwards       Executive Vice President, Secretary, Director and
                        Chief Legal Officer.

Michael T. Gregg        Vice President and Assistant Secretary.

James F. Higgins        Director

Fredrick K. Kubler      Senior Vice President, Assistant Secretary and Chief
                        Compliance Officer.

Philip J. Purcell       Director

John Schaeffer          Director

Charles Vidala          Senior Vice President and Financial Principal

Item 30. Location of Accounts and Records

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31. Management Services

         Registrant is not a party to any such management-related service contract.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 14th day of October, 1998.


                                            DISCOVER BROKERAGE INDEX SERIES

                                            By: /s/ Barry Fink
                                               -----------------------------
                                                Barry Fink
                                                Trustee, Vice President
                                                and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                        Title                              Date
----------                        -----                              ----

By: /s/ Charles A. Fiumefreddo    Chairman, President,             10/14/98
   ---------------------------    Trustee and Chief
        Charles A. Fiumefreddo    Executive Officer

By: /s/ Robert S. Giambrone       Trustee                          10/14/98
   ---------------------------
        Robert S. Giambrone

By: /s/ Barry Fink                Trustee, Vice President          10/14/98
   ---------------------------    and Secretary
        Barry Fink

By: /s/ Thomas F. Caloia          Trustee, Chief Financial         10/14/98
   ---------------------------    Officer and Chief
        Thomas F. Caloia          Accounting Officer

                        DISCOVER BROKERAGE INDEX SERIES
                        -------------------------------

                                 EXHIBIT INDEX
                                 -------------


      1.   --    Declaration of Trust of Registrant

      2.   --    By-Laws of the Registrant

      3.   --    None

      4.   --    Not Applicable

      5.   --    Form of Investment Management Agreement between Registrant and Morgan Stanley Dean Witter Advisors Inc.*

      6.(a)-- Form of Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors Inc. *

        (b)--    Form of Selected Dealer Agreement*

        (c)--    None

      7.   --    None

      8.(a)--    Form of Custodian Agreement.*

        (b)-- Form of Transfer Agency and Service Agreement between Registrant and Morgan Stanley Dean Witter Trust FSB.*

      9.   --    Form of Services Agreement between Morgan Stanley Dean Witter
                 Advisors Inc. and Morgan Stanley Dean Witter Services
                 Company Inc.*

     10.(a)--    Opinion of Barry Fink, Esq. *

        (b)--    Opinion of Lane Altman & Owens LLP *

     11.   --    Consent of Independent Accountants *

     12.   --    None

     13.   --    Investment Letter of Morgan Stanley Dean Witter Advisors Inc.*

     14.   --    None

     15.   --    None

     16.   --    Schedules for Computation of Performance Quotations - to be
                 filed with the first Post-Effective Amendment

     27.   --    Financial Data Schedules *

 Other (a) --    Powers of Attorney *

--------------
*  To be filed by amendment.